MetLife Multi-Index Targeted Risk Portfolio Annual Fund Operating Expenses - MetLife Multi-Index Targeted Risk Portfolio - Class B	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.16%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.21%
Expenses (as a percentage of Assets)	0.62%